Property, plant and equipment - Schedule Of Plant Property Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 259,229		$ 820,722	$ 259,229
Eliminated on disposals					$ 91
Depreciation and depletion charge	(14,513)	$ (73,975)	(146,979)		(62,522)
Impairment loss (recovery)					5,290
Ending Balance		820,722	917,066	820,722	259,229
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	283		2,207	283
Depreciation and depletion charge	(1)	(14)	(75)		(6)
Ending Balance		2,207	2,356	2,207	283
Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,617		14,311	6,617
Eliminated on disposals					91
Depreciation and depletion charge	(319)	(1,529)	(2,518)		(1,305)
Ending Balance		14,311	16,573	14,311	6,617
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	12,375		349,880	12,375
Depreciation and depletion charge	(536)	(1,426)	(18,063)		(1,417)
Impairment loss (recovery)					6,467
Ending Balance		349,880	333,587	349,880	12,375
Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	234,768		354,140	234,768
Depreciation and depletion charge	(13,657)	(71,006)	(126,323)		(59,794)
Impairment loss (recovery)					(1,777)
Ending Balance		354,140	461,571	354,140	234,768
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,911		90,693	3,911
Ending Balance		90,693	75,525	90,693	3,911
Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,275		9,491	1,275
Ending Balance		9,491	27,454	9,491	1,275
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,083,696	1,090,730	894,338	1,083,696	1,053,475
Additions	8,563	150,299	244,579		33,926
Eliminated on disposals	(1,529)	(35,171)	(1,316)		(3,705)
Ending Balance	1,090,730	894,338	1,137,601	894,338	1,083,696
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	351	351	2,221	351	351
Additions		18	224
Ending Balance	351	2,221	2,445	2,221	351
Cost [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	16,996	17,640	15,665	16,996	15,898
Additions		1,116	83		1,189
Transfers	644	3,459	4,697
Eliminated on disposals		(175)	(34)		(91)
Ending Balance	17,640	15,665	20,411	15,665	16,996
Cost [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	61,991	61,991	351,306	61,991	61,991
Additions		9,000	261
Transfers			1,509
Eliminated on disposals		(18,255)
Ending Balance	61,991	351,306	353,076	351,306	61,991
Cost [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	999,172	1,001,879	424,962	999,172	967,931
Additions		4,732	4,596		1,290
Transfers	2,995	44,090	229,244		29,951
Eliminated on disposals	(288)	(11,839)	(112)
Ending Balance	1,001,879	424,962	658,690	424,962	999,172
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,911	4,271	90,693	3,911	5,508
Additions	3,999	117,348	142,791		28,354
Transfers	(3,639)	(32,178)	(157,959)		(29,951)
Eliminated on disposals		(4,902)
Ending Balance	4,271	90,693	75,525	90,693	3,911
Cost [member] | Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,275	4,598	9,491	1,275	1,796
Additions	4,564	18,085	96,624		3,093
Transfers		(15,371)	(77,491)
Eliminated on disposals	(1,241)		(1,170)		(3,614)
Ending Balance	4,598	9,491	27,454	9,491	1,275
Cost [member] | PELSA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		60,978
Cost [member] | PELSA [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		14
Cost [member] | PELSA [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		409
Cost [member] | PELSA [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		47,725
Cost [member] | PELSA [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		12,588
Cost [member] | PELSA [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		225
Cost [member] | PELSA [member] | Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		17
Cost [member] | JdM [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		86,096
Cost [member] | JdM [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		1,818
Cost [member] | JdM [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		1,726
Cost [member] | JdM [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		78,298
Cost [member] | JdM [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		4,254
Cost [member] | APCO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		380,386
Cost [member] | APCO [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		89
Cost [member] | APCO [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		2,188
Cost [member] | APCO [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		300,997
Cost [member] | APCO [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		73,275
Cost [member] | APCO [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		1,675
Cost [member] | APCO [member] | Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		2,162
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(824,467)	(838,980)	(73,616)	(824,467)	(767,326)
Eliminated on disposals		359	60
Reversal of Accumulated depreciation from business combination of PELSA		838,980
Ending Balance	(838,980)	(73,616)	(220,535)	(73,616)	(824,467)
Accumulated depreciation and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(68)	(69)	(14)	(68)	(62)
Reversal of Accumulated depreciation from business combination of PELSA		69
Ending Balance	(69)	(14)	(89)	(14)	(68)
Accumulated depreciation and impairment [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(10,379)	(10,698)	(1,354)	(10,379)	(9,165)
Eliminated on disposals		175	34
Reversal of Accumulated depreciation from business combination of PELSA		10,698
Ending Balance	(10,698)	(1,354)	(3,838)	(1,354)	(10,379)
Accumulated depreciation and impairment [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(49,616)	(50,152)	(1,426)	(49,616)	(54,666)
Reversal of Accumulated depreciation from business combination of PELSA		50,152
Ending Balance	(50,152)	(1,426)	(19,489)	(1,426)	(49,616)
Accumulated depreciation and impairment [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(764,404)	(778,061)	(70,822)	(764,404)	(703,433)
Eliminated on disposals		184	26
Reversal of Accumulated depreciation from business combination of PELSA		778,061
Ending Balance	$ (778,061)	(70,822)	$ (197,119)	$ (70,822)	$ (764,404)
Accumulated depreciation and impairment [member] | PELSA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		(838,980)
Accumulated depreciation and impairment [member] | PELSA [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		(69)
Accumulated depreciation and impairment [member] | PELSA [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		(10,698)
Accumulated depreciation and impairment [member] | PELSA [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		(50,152)
Accumulated depreciation and impairment [member] | PELSA [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment		$ (778,061)